AUDITOR'S REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2025
AUDITOR'S REMUNERATION
Schedule of auditor's remuneration

	2025	2024	2023
	$’000	$’000	$’000
In relation to statutory audit services	437	326	341